UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1. Reports to Stockholders

Semiannual report

Global / international equity mutual funds

Delaware Emerging Markets Fund

Delaware International Small Cap Fund

Delaware International Value Equity Fund

May 31, 2021

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

The investment objective of Delaware Emerging Markets Fund and Delaware International Small Cap Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2020 to May 31, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

Delaware Emerging Markets Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/20	5/31/21	Expense Ratio	12/1/20 to 5/31/21*
Actual Fund return†
Class A	$1,000.00	$1,164.60	1.57%	$8.47
Class C	1,000.00	1,160.10	2.32%	12.49
Class R	1,000.00	1,163.60	1.82%	9.82
Institutional Class	1,000.00	1,166.50	1.32%	7.13
Class R6	1,000.00	1,167.00	1.22%	6.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.10	1.57%	$7.90
Class C	1,000.00	1,013.36	2.32%	11.65
Class R	1,000.00	1,015.86	1.82%	9.15
Institutional Class	1,000.00	1,018.35	1.32%	6.64
Class R6	1,000.00	1,018.85	1.22%	6.14

Delaware International Small Cap Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/20	5/31/21	Expense Ratio	12/1/20 to 5/31/21*
Actual Fund return†
Class A	$1,000.00	$1,130.90	1.35%	$7.17
Class C	1,000.00	1,127.10	2.10%	11.14
Class R	1,000.00	1,130.20	1.60%	8.50
Institutional Class	1,000.00	1,133.40	1.10%	5.85
Class R6	1,000.00	1,134.10	1.00%	5.32
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.35%	$6.79
Class C	1,000.00	1,014.46	2.10%	10.55
Class R	1,000.00	1,016.95	1.60%	8.05
Institutional Class	1,000.00	1,019.45	1.10%	5.54
Class R6	1,000.00	1,019.95	1.00%	5.04

Delaware International Value Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/20	5/31/21	Expense Ratio	12/1/20 to 5/31/21*
Actual Fund return†
Class A	$1,000.00	$1,150.70	1.13%	$6.06
Class C	1,000.00	1,145.70	1.88%	10.06
Class R	1,000.00	1,149.50	1.38%	7.40
Institutional Class	1,000.00	1,151.90	0.88%	4.72
Class R6	1,000.00	1,151.90	0.82%	4.40
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class C	1,000.00	1,015.56	1.88%	9.45
Class R	1,000.00	1,018.05	1.38%	6.94
Institutional Class	1,000.00	1,020.54	0.88%	4.43
Class R6	1,000.00	1,020.84	0.82%	4.13

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above do not reflect the expenses of the Underlying Funds.

Security type / country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s or a sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	95.89%
Argentina	0.23%
Bahrain	0.03%
Brazil	5.11%
Chile	0.70%
China	33.52%
Hong Kong	0.04%
India	8.16%
Indonesia	0.64%
Malaysia	0.02%
Mexico	3.71%
Peru	0.52%
Philippines	0.19%
Republic of Korea	17.99%
Russia	5.32%
South Africa	0.74%
Taiwan	14.17%
Turkey	0.62%
United Kingdom	0.08%
United States	4.10%
Preferred Stock	2.12%
Exchange-Traded Fund	0.09%
Participation Notes	0.00%
Short-Term Investments	1.48%
Total Value of Securities	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%

Common stock, participation notes, and preferred stock by sector◆	Percentage of net assets
Communication Services	18.01%
Consumer Discretionary	11.34%
Consumer Staples	16.50%
Energy	11.12%
Financials	4.94%
Healthcare	1.62%
Industrials	0.46%
Information Technology*	29.90%
Materials	3.44%
Real Estate Investment Trusts	0.28%
Utilities	0.40%
Total	98.01%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Electronics, Internet, Electronic Component, and Semiconductor Component. As of May 31, 2021, such amounts, as a percentage of total net assets were 0.15%, 0.55%, 20.04%, and 9.16%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Security type / country and sector allocations
Delaware International Small Cap Fund	As of May 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s or a sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	97.34%
Argentina	1.57%
Australia	5.76%
Austria	0.40%
Belgium	1.24%
Brazil	3.09%
Canada	10.37%
Chile	0.77%
China	1.31%
Denmark	0.71%
Finland	1.25%
France	0.53%
Germany	12.18%
India	3.32%
Ireland	1.31%
Italy	1.82%
Japan	14.62%
Mexico	0.98%
Netherlands	1.26%
Norway	1.04%
Republic of Korea	6.39%
Russia	2.02%
South Africa	1.12%
Sweden	3.35%
Taiwan	2.25%
United Kingdom	18.68%
Preferred Stock	1.35%
Short-Term Investments	1.43%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

Common stock and preferred stock by sector◆	Percentage of net assets
Communication Services	7.21%
Consumer Discretionary	20.73%
Consumer Staples	4.06%
Energy	3.10%
Financials	6.09%
Healthcare	2.24%
Industrials*	25.37%
Information Technology	16.42%
Materials	7.35%
Real Estate	3.98%
Utilities	2.14%
Total	98.69%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Industrials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Industrials sector consisted of Airlines, Building Materials, Chemicals, Commercial Services, Electronics, Engineering & Construction, Environmental Control, Internet, Machinery-Construction & Mining, Machinery-Diversified, and Retail. As of May 31, 2021, such amounts, as a percentage of total net assets were 1.34%, 1.20%, 0.69%, 1.74%, 2.05%, 0.98%, 1.43%, 1.61%, 1.44%, 10.48%, and 2.41%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Industrials sector for financial reporting purposes may exceed 25%.

Security type / country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s or a sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	97.33%
Denmark	5.70%
France	20.04%
Germany	12.73%
Japan	16.44%
Netherlands	3.83%
Spain	3.23%
Sweden	9.22%
Switzerland	15.44%
United Kingdom	10.70%
Exchange-Traded Funds	1.46%
Securities Lending Collateral	0.86%
Total Value of Securities	99.65%
Obligation to Return Securities Lending Collateral	(0.86%)
Receivables and Other Assets Net of Liabilities	1.21%
Total Net Assets	100.00%

Common stock by sector◆	Percentage of net assets
Communication Services	10.00%
Consumer Discretionary	15.59%
Consumer Staples*	36.26%
Healthcare	18.25%
Industrials	5.20%
Information Technology	7.21%
Materials	4.82%
Total	97.33%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, and Retail. As of May 31, 2021, such amounts, as a percentage of total net assets were 10.11%, 5.85%, 18.76% and 1.54%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

Schedules of investments
Delaware Emerging Markets Fund	May 31, 2021 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.89%Δ
Argentina – 0.23%
Cablevision Holding GDR	443,972	$892,367
Cresud ADR †	1,624,384	10,217,375
Grupo Clarin GDR Class B 144A #, †	131,213	91,524
IRSA Inversiones y Representaciones ADR †	1,348,512	4,976,009
IRSA Propiedades Comerciales ADR	52,574	475,269
		16,652,544
Bahrain – 0.03%
Aluminium Bahrain GDR 144A #, †	221,400	1,891,243
		1,891,243
Brazil – 5.11%
AES Brasil Energia	516,085	1,411,096
Arcos Dorados Holdings Class A †	2,304,242	14,908,446
Atacadao	500,000	2,109,676
B2W Cia Digital †	10,500,000	120,680,392
Banco Bradesco ADR	5,982,240	30,389,779
Banco Santander Brasil ADR	3,051,128	24,073,400
BRF ADR †	6,850,000	33,770,500
Embraer ADR †	420,704	5,633,227
Itau Unibanco Holding ADR	9,170,000	52,269,000
Rumo †	1,905,351	7,633,542
Telefonica Brasil ADR	2,050,000	17,343,000
TIM ADR	1,244,820	14,439,912
Vale ADR	2,000,000	43,040,000
		367,701,970
Chile – 0.70%
Cia Cervecerias Unidas ADR	410,528	7,373,083
Sociedad Quimica y Minera de Chile ADR	989,600	42,918,952
		50,292,035
China - 33.52%
Alibaba Group Holding †	2,300,000	61,464,521
Alibaba Group Holding ADR †	1,217,000	260,389,320
Anhui Conch Cement
Class H	6,376,000	39,434,602
Baidu ADR †	420,000	82,433,400
BeiGene †	1,615,700	42,927,668
China National Building Material Class H	10,000,000	13,245,887
China Petroleum & Chemical Class H	30,000,000	16,273,886
Guangshen Railway Class H	11,000,000	2,352,820
Hengan International Group	1,542,500	10,404,705
iQIYI ADR †	700,000	9,982,000

	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
JD.com ADR †	3,080,000	$227,735,200
Joinn Laboratories China Class H 144A #, †	43,800	835,828
Kangji Medical Holdings	3,000	4,971
Kunlun Energy	21,000,000	23,838,730
Kweichow Moutai Class A	969,961	339,791,858
Lizhi ADR †	100,000	667,000
PetroChina Class H	18,000,000	7,352,240
Ping An Insurance Group Co. of China Class H	4,000,000	43,732,041
Prosus †	750,138	77,617,028
Sogou ADR †	1,500,000	12,645,000
Sohu.com ADR †	2,219,642	39,132,289
Tencent Holdings	4,750,000	368,143,514
Tencent Music Entertainment Group ADR †	800,000	12,592,000
Tianjin Development Holdings	15,885,550	3,438,741
Tingyi Cayman Islands Holding	13,000,000	24,723,937
Trip.com Group ADR †	582,400	24,373,440
Tsingtao Brewery Class H	7,000,000	74,321,277
Uni-President China Holdings	31,186,000	34,075,594
Weibo ADR †	800,000	40,672,000
Wuliangye Yibin Class A	10,299,780	512,748,053
Zhihu ADR †	142,600	1,327,606
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	3,688,041
		2,412,365,197
Hong Kong – 0.04%
Vinda International Holdings	1,001,000	3,153,558
		3,153,558
India – 8.16%
Aurobindo Pharma	1,500,000	21,165,752
Glenmark Pharmaceuticals	1,167,988	9,796,314
Indiabulls Real Estate GDR =, †	102,021	137,873
Lupin	2,500,000	41,719,295
Reliance Industries	10,500,000	303,625,634
Reliance Industries GDR 144A #	2,340,879	134,951,674
Tata Chemicals	1,866,909	18,259,977
Tata Consumer Products	2,128,276	19,241,666
Tata Motors †	3,000,000	13,200,124
United Breweries	1,000,000	17,611,209
Zee Entertainment Enterprises	2,530,000	7,395,210
		587,104,728
Indonesia – 0.64%
Astra Agro Lestari	9,132,500	5,609,919

Schedules of investments
Delaware Emerging Markets Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
Indonesia (continued)
Astra International	111,481,900	$40,191,234
		45,801,153
Malaysia – 0.02%
UEM Sunrise †	17,000,000	1,706,786
		1,706,786
Mexico – 3.71%
America Movil ADR Class L	1,369,199	21,044,588
Banco Santander Mexico Institucion de Banca
Multiple Grupo Financiero Santander ADR †	8,042,900	47,372,681
Cemex ADR †	2,326,397	19,262,567
Coca-Cola Femsa ADR	600,000	29,412,000
Fomento Economico Mexicano ADR	508,329	41,682,978
Grupo Financiero Banorte Class O	4,000,000	27,283,864
Grupo Lala	3,900,027	3,193,566
Grupo Televisa ADR	6,017,000	78,040,490
		267,292,734
Peru – 0.52%
Cia de Minas Buenaventura ADR †	3,217,400	37,064,448
		37,064,448
Philippines – 0.19%
Monde Nissin 144A #, =, †	49,002,500	13,840,342
		13,840,342
Republic of Korea – 17.99%
KB Financial Group ADR	245,928	12,662,833
LG Uplus	2,403,542	32,110,442
Lotte	300,000	10,329,059
Lotte Chilsung Beverage	44,000	6,430,557
Lotte Confectionery	60,000	8,257,868
Samsung Electronics	5,200,000	373,460,056
Samsung Life Insurance	360,939	26,925,603
Shinhan Financial Group	300,000	11,364,655
SK Hynix	3,490,000	391,150,363
SK Telecom	870,000	247,278,759
SK Telecom ADR	5,454,200	174,752,568
		1,294,722,763
Russia – 5.32%
ENEL RUSSIA PJSC GDR	21,161	11,289
Etalon Group GDR 144A #	1,616,300	2,586,080
Gazprom PJSC ADR	14,600,000	103,718,400

	Number of shares	Value (US $)
Common StockΔ (continued)
Russia (continued)
LUKOIL PJSC ADR	350,644	$28,563,460
Mail.Ru Group GDR †	551,200	12,710,672
Rosneft Oil PJSC GDR	14,555,684	103,316,245
Sberbank of Russia PJSC =	12,000,000	50,789,402
Sberbank of Russia PJSC ADR	800,000	13,500,000
Surgutneftegas PJSC ADR	2,014,441	9,890,905
T Plus PJSC =, †	36,096	0
VEON ADR †	732,264	1,332,721
Yandex Class A †	836,225	56,478,637
		382,897,811
South Africa – 0.74%
Naspers Class N	240,000	52,867,831
Sun International †	364,166	508,148
		53,375,979
Taiwan – 14.17%
FIT Hon Teng 144A #, †	38,000,000	10,820,910
MediaTek	10,092,000	349,612,011
Taiwan Semiconductor Manufacturing	31,000,000	659,324,814
		1,019,757,735
Turkey – 0.62%
Akbank TAS	19,500,000	11,815,078
Turk Telekomunikasyon †	951,192	766,217
Turkcell Iletisim Hizmetleri	2,427,827	4,472,593
Turkcell Iletisim Hizmetleri ADR	4,449,485	20,690,105
Turkiye Sise ve Cam Fabrikalari	7,651,443	7,083,553
		44,827,546
United Kingdom – 0.08%
Griffin Mining †	3,056,187	5,898,575
		5,898,575
United States – 4.10%
ConocoPhillips	780,000	43,477,200
Intel	1,380,000	78,825,600
Micron Technology †	2,050,900	172,562,726
		294,865,526
Total Common Stock (cost $4,499,299,522)		6,901,212,673

Preferred Stock – 2.12%Δ
Brazil – 0.73%
Braskem Class A †, **	1,470,000	14,590,844

Schedules of investments
Delaware Emerging Markets Fund

	Number of shares	Value (US $)
Preferred StockΔ (continued)
Brazil (continued)
Petroleo Brasileiro ADR **	2,500,000	$25,775,000
Usinas Siderurgicas de Minas Gerais Usiminas
Class A 0.70% **	3,235,733	12,168,844
		52,534,688
Republic of Korea – 1.07%
Samsung Electronics 4.05% **	1,183,100	76,589,097
		76,589,097
Russia – 0.32%
Transneft PJSC 7.96% =, **	12,000	23,198,580
		23,198,580
Total Preferred Stock (cost $66,489,867)		152,322,365

Exchange-Traded Fund – 0.09%
iShares MSCI Turkey ETF	290,275	6,656,006
Total Exchange-Traded Fund
(cost $13,207,352)		6,656,006

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO =, †	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =, †	254,590	0
Total Participation Notes
(cost $8,559,057)		0

Warrant – 0.00%
Irsa Inversiones Y Representaciones, expiration date
12/31/21 =	1,637,845	0
Total Warrant
(cost $0)		0

Short-Term Investments – 1.48%
Money Market Mutual Funds – 1.48%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.03%)	26,567,753	26,567,753
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	26,567,752	26,567,752

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	26,567,752	$26,567,752
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	26,567,753	26,567,753
Total Short-Term Investments (cost $106,271,010)		106,271,010
Total Value of Securities–99.58%
(cost $4,693,826,808)		$7,166,462,054

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
†	Non-income producing security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $168,705,642, which represents 2.34% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
**	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at May 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	BRL	(514,766)	USD	98,381	6/2/21	$(353)
BNYM	HKD	(325,600)	USD	41,945	6/1/21	(8)
BNYM	HKD	31,912,989	USD	(4,112,484)	6/2/21	(415)
BNYM	IDR	(2,147,483,648)	USD	(535,636)	6/2/21	(648)
Total Foreign Currency Exchange Contracts						$(1,424)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund

Schedules of investments
Delaware Emerging Markets Fund

Summary of abbreviations: (continued)
GDR – Global Depositary Receipt
GS – Goldman Sachs
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company

Summary of currencies:
BRL – Brazilian Real
HKD – Hong Kong Dollar
IDR – Indonesia Rupiah
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware International Small Cap Fund	May 31, 2021 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.34%Δ
Argentina – 1.57%
Despegar.com †	81,100	$1,185,682
Ternium ADR	22,115	809,630
		1,995,312
Australia – 5.76%
Bapcor	251,154	1,562,470
Domain Holdings Australia †	315,673	1,228,929
HUB24	63,808	1,319,757
PointsBet Holdings †	113,473	1,120,572
Star Entertainment Group †	450,083	1,412,164
Westgold Resources †	384,118	666,262
		7,310,154
Austria – 0.40%
Vienna Insurance Group AG Wiener Versicherung
Gruppe	17,854	505,112
		505,112
Belgium – 1.24%
Barco	57,353	1,573,630
		1,573,630
Brazil – 3.09%
Banco Inter	83,175	1,062,729
Locaweb Servicos de Internet	336,107	1,694,175
SLC Agricola	118,114	1,166,477
		3,923,381
Canada – 10.37%
Aritzia †	102,752	2,530,418
ATS Automation Tooling Systems †	87,228	2,143,063
Capital Power	45,254	1,439,977
Endeavour Mining	28,166	676,142
Enerplus	273,138	1,786,176
Granite Real Estate Investment Trust	31,702	2,121,952
Major Drilling Group International †	148,276	1,297,361
Vermilion Energy †	151,049	1,161,579
		13,156,668
Chile – 0.77%
Geopark	65,875	980,879
		980,879
China – 1.31%
Niu Technologies ADR †	49,796	1,659,203
		1,659,203

Schedules of investments
Delaware International Small Cap Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
Denmark – 0.71%
Royal Unibrew	6,991	$904,054
		904,054
Finland – 1.25%
Valmet	36,498	1,583,131
		1,583,131
France – 0.53%
SOITEC †	3,355	678,739
		678,739
Germany – 12.18%
Befesa	14,582	1,040,248
Duerr	66,112	2,724,966
Evotec †	14,347	633,335
flatexDEGIRO †	19,114	2,405,444
K+S	99,916	1,382,913
Northern Data †	7,917	898,823
Salzgitter †	79,464	2,575,665
Shop Apotheke Europe †	5,379	1,010,807
Steico	7,809	900,846
STRATEC	4,950	719,524
TAG Immobilien	37,217	1,170,007
		15,462,578
India – 3.32%
Affle India †	19,553	1,410,215
Varun Beverages	91,805	1,276,849
Voltas	110,671	1,528,396
		4,215,460
Ireland – 1.31%
Dalata Hotel Group †	308,201	1,661,194
		1,661,194
Italy – 1.82%
Reply	14,222	2,304,887
		2,304,887
Japan – 14.62%
Asics	74,200	1,783,475
Capcom	31,800	1,022,024
CKD	76,200	1,739,276
Insource	56,400	1,120,452
Japan Elevator Service Holdings	62,700	1,330,666
Katitas	28,200	783,084

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Matsumotokiyoshi Holdings	27,900	$1,212,933
Monex Group	130,100	1,018,673
Nifco	41,100	1,421,951
SMS	35,100	979,483
Taiyo Yuden	19,100	912,960
TechnoPro Holdings	14,900	1,081,195
THK	48,200	1,599,572
Tokyo Seimitsu	24,900	1,244,603
Tsugami	85,800	1,305,338
		18,555,685
Mexico – 0.98%
Grupo Aeroportuario del Centro Norte †	194,001	1,241,264
		1,241,264
Netherlands – 1.26%
Fastned GDR †	9,517	732,307
IMCD	5,339	869,822
		1,602,129
Norway – 1.04%
Scatec	20,252	546,075
TOMRA Systems	14,822	769,192
		1,315,267
Republic of Korea – 6.39%
Doosan Fuel Cell †	24,770	949,446
Douzone Bizon	14,962	1,132,245
LEENO Industrial	9,385	1,394,329
LG Innotek	10,035	1,813,012
NHN KCP †	20,330	907,768
OCI †	16,965	1,916,606
		8,113,406
Russia – 2.02%
Detsky Mir PJSC =	722,410	1,498,098
HeadHunter Group ADR †	25,918	1,067,044
		2,565,142
South Africa – 1.12%
Transaction Capital †	537,336	1,423,148
		1,423,148
Sweden – 3.35%
LeoVegas	255,795	1,299,282
MIPS	18,040	1,443,565

Schedules of investments
Delaware International Small Cap Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
Sweden (continued)
Tobii †	188,359	$1,512,924
		4,255,771
Taiwan – 2.25%
Kindom Development	717,000	977,005
Merida Industry	108,000	1,249,725
Silergy	5,000	629,945
		2,856,675
United Kingdom – 18.68%
888 Holdings	215,762	1,226,020
Aston Martin Lagonda Global Holdings †	45,353	1,355,479
Countryside Properties †	329,167	2,394,079
Dechra Pharmaceuticals	25,588	1,493,926
Electrocomponents	185,325	2,603,739
Frontier Developments †	29,095	1,061,157
Future	79,151	3,187,844
GB Group	110,811	1,470,357
Grafton Group †	129,312	2,158,114
Keywords Studios †	72,176	2,675,434
Naked Wines †	51,956	595,028
On the Beach Group †	86,303	499,706
Rotork	183,253	877,974
S4 Capital †	157,097	1,239,570
Weir Group †	32,150	876,013
		23,714,440
Total Common Stock (cost $93,831,152)		123,557,309

Preferred Stock – 1.35%Δ
Brazil – 1.35%
Azul †, **	207,641	1,705,607
Total Preferred Stock (cost $1,323,391)		1,705,607

Short-Term Investments – 1.43%
Money Market Mutual Funds – 1.43%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.03%)	454,793	454,793
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	454,794	454,794

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	454,794	$454,794
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	454,794	454,794
Total Short-Term Investments (cost $1,819,175)		1,819,175
Total Value of Securities-100.12%
(cost $96,973,718)		$127,082,091

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 6 in “Security type / country and sector allocations.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
**	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at May 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	JPY	(1,081,080)	USD	9,831	6/1/21	$(11)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
GS – Goldman Sachs
PJSC – Private Joint Stock Company

Summary of currencies:

JPY – Japanese Yen

Schedules of investments
Delaware International Small Cap Fund

Summary of currencies: (continued)

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware International Value Equity Fund	May 31, 2021 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.33%Δ
Denmark – 5.70%
Novo Nordisk Class B	259,640	$20,549,547
		20,549,547
France – 20.04%
Air Liquide	102,200	17,393,054
Danone	276,220	19,691,461
Orange	803,680	10,266,978
Publicis Groupe	193,380	13,087,857
Sodexo †	122,700	11,856,405
		72,295,755
Germany – 12.73%
adidas AG	34,090	12,444,294
Fresenius Medical Care AG & Co.	238,230	19,109,719
SAP	102,340	14,366,805
		45,920,818
Japan – 16.44%
Asahi Group Holdings	151,600	7,356,744
Kao	197,900	12,183,728
KDDI	372,600	12,717,963
Kirin Holdings	176,800	3,570,286
Lawson	121,200	5,561,506
Secom	46,400	3,679,978
Seven & i Holdings	321,800	14,206,840
		59,277,045
Netherlands – 3.83%
Koninklijke Ahold Delhaize	475,330	13,815,747
		13,815,747
Spain – 3.23%
Amadeus IT Group †	153,990	11,642,552
		11,642,552
Sweden – 9.22%
Essity Class B	257,620	8,922,227
H & M Hennes & Mauritz Class B †	357,810	9,257,477
Securitas Class B	920,410	15,084,964
		33,264,668
Switzerland – 15.44%
Nestle	161,390	19,937,362
Roche Holding	48,940	17,171,166
Swatch Group	51,290	18,588,705
		55,697,233

Schedules of investments
Delaware International Value Equity Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom – 10.70%
Diageo	528,570	$25,534,089
Next †	35,280	4,084,516
Smith & Nephew	410,110	8,965,827
		38,584,432
Total Common Stock (cost $305,668,982)		351,047,797

Exchange-Traded Funds – 1.46%
iShares MSCI EAFE ETF	5,300	428,399
iShares Trust iShares ESG Aware MSCI EAFE ETF *	56,260	4,562,686
Vanguard FTSE Developed Markets ETF	4,820	252,665
Total Exchange-Traded Funds
(cost $5,004,586)		5,243,750
Total Value of Securities Before Securities Lending Collateral-98.79%
(cost $310,673,568)		356,291,547

	Principal amount°
Securities Lending Collateral** – 0.86%
Certificates of Deposit – 0.08%
Canadian Imperial Bank of Commerce (Toronto)
0.03% 06/01/2021	139,000	139,000
Royal Bank of Canada (Toronto) 0.02% 06/01/2021	139,000	139,000
		278,000
Repurchase Agreements – 0.78%
Bank of Montreal
0.00%, dated 5/28/21, to be repurchased on
6/1/21, repurchase price $661,706
(collateralized by US government obligations
0.00%–2.875% 5/31/21–4/30/26; market value
$674,940)	661,706	661,706
Bank of Nova Scotia
0.005%, dated 5/28/21, to be repurchased on
6/1/21, repurchase price $170,873
(collateralized by US government obligations
0.00%–2.50% 6/1/21–3/31/25; market value
$174,291)	170,873	170,873
BOFA Securities
0.005%, dated 5/28/21, to be repurchased on
6/1/21, repurchase price $661,706
(collateralized by US government obligations
0.125% 2/28/23; market value $674,941)	661,706	661,706

	Principal amount°	Value (US $)
Securities Lending Collateral** (continued)
Repurchase Agreements (continued)
Credit Agricole
0.005%, dated 5/28/21, to be repurchased on
6/1/21, repurchase price $661,706
(collateralized by US government obligations
1.875%–2.875% 2/28/22–9/30/23; market value
$674,941)	661,706	$661,706
JP Morgan Securities
0.005%, dated 5/28/21, to be repurchased on
6/1/21, repurchase price $661,706
(collateralized by US government obligations
0.00% 8/5/21; market value $674,942)	661,706	661,706
		2,817,697
Total Securities Lending Collateral (cost $3,095,697)		3,095,697
Total Value of Securities-99.65%
(cost $313,769,265)		$359,387,244■

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”
†	Non-income producing security.
*	Fully or partially on loan.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $3,042,953 of securities loaned.

The following foreign currency exchange contracts were outstanding at May 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	845,835	USD	(1,032,604)	6/1/21	$—	$(1,073)
BNYM	EUR	(566,374)	USD	690,235	6/1/21	—	(482)
BNYM	GBP	460,544	USD	(654,530)	6/1/21	—	(946)
BNYM	GBP	375,204	USD	(532,719)	6/2/21	—	(245)
BNYM	JPY	(737,366,783)	USD	6,706,299	6/1/21	—	(7,286)
BNYM	JPY	(21,892,895)	USD	200,310	6/1/21	980	—
Total Foreign Currency Exchange Contracts						$980	$(10,032)

Schedules of investments
Delaware International Value Equity Fund

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AG – Aktiengesellschaft
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International

Summary of currencies:

EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	May 31, 2021 (Unaudited)

		Delaware	Delaware
	Delaware Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Assets:
Investments, at value*,†	$7,166,462,054	$127,082,091	$356,291,547
Short-term investments held as collateral for loaned securities, at value=	—	—	3,095,697
Cash	40,423	—	—
Foreign currencies, at valueΔ	26,166,966	67,281	4,788,154
Receivable for fund shares sold	57,296,014	75,596	761,995
Dividends and interest receivable	7,554,864	107,025	262,039
Foreign tax reclaims receivable	35,342	146,441	1,645,022
Prepaid expenses	31,447	—	14,527
Receivable for securities sold	—	—	5,199,618
Unrealized appreciation on foreign currency exchange contracts	—	—	980
Securities lending income receivable	—	—	2,420
Total Assets	7,257,587,110	127,478,434	372,061,999

Statements of assets and liabilities

		Delaware	Delaware
	Delaware Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Liabilities:
Due to custodian	—	—	2,560,431
Payable for securities purchased	22,743,569	—	4,692,922
Other liabilities	17,558,898	106,029	219
Payable for fund shares redeemed	10,319,786	210,497	636,934
Investment management fees payable to affiliates	6,518,030	75,830	187,845
Custody fees payable	1,725,244	38,245	45,985
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	1,510,213	32,678	87,916
Distribution fees payable to affiliates	214,722	4,148	21,680
Reports and statements to shareholders expenses payable to non-affiliates	175,160	13,801	13,050
Accounting and administration expenses payable to non-affiliates	154,219	13,417	18,155
Dividend disbursing and transfer agent fees and expenses payable to affiliates	49,809	888	2,549
Legal fees payable to non-affiliates	47,451	1,096	2,662
Accounting and administration expenses payable to affiliates	20,948	707	1,394
Audit and tax fees payable	19,035	19,035	19,035
Trustees’ fees and expenses payable to affiliates	9,565	174	478
Legal fees payable to affiliates	1,698	726	476
Unrealized depreciation on foreign currency exchange contracts	1,424	11	10,032
Reports and statements to shareholders expenses payable to affiliates	318	77	222
Distribution payable	34	—	—
Obligation to return securities lending collateral	—	—	3,095,482
Other accrued expenses	—	28,387	—
Total Liabilities	61,070,123	545,746	11,397,467
Total Net Assets	$7,196,516,987	$126,932,688	$360,664,532

Net Assets Consist of:
Paid-in capital	$4,946,596,369	$97,494,589	$301,041,696
Total distributable earnings (loss)	2,249,920,618	29,438,099	59,622,836
Total Net Assets	$7,196,516,987	$126,932,688	$360,664,532

		Delaware	Delaware
	Delaware Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Net Asset Value
Class A:
Net assets	$430,324,221	$9,502,035	$71,171,338
Shares of beneficial interest outstanding,
unlimited authorization, no par	15,698,269	973,106	4,238,947
Net asset value per share	$27.41	$9.76	$16.79
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset
value per share / (1 - sales charge)	$29.08	$10.36	$17.81
Class C:
Net assets	$129,787,892	$2,532,290	$5,551,105
Shares of beneficial interest outstanding,
unlimited authorization, no par	5,155,590	313,713	333,501
Net asset value per share	$25.17	$8.07	$16.64
Class R:
Net assets	$42,830,237	$160,267	$5,276,023
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,554,269	17,423	315,253
Net asset value per share	$27.56	$9.20	$16.74
Institutional Class:
Net assets	$5,082,914,988	$92,898,075	$276,822,872
Shares of beneficial interest outstanding,
unlimited authorization, no par	184,035,676	9,036,715	16,421,837
Net asset value per share	$27.62	$10.28	$16.86
Class R6:
Net assets	$1,510,659,649	$21,840,021	$1,843,194
Shares of beneficial interest outstanding,
unlimited authorization, no par	54,655,371	2,117,275	109,304
Net asset value per share	$27.64	$10.32	$16.86
____________________
*Investments, at cost	$4,693,826,808	$96,973,718	$310,673,568
† Including securities on loan	—	—	3,042,953
= Short-term investments held as collateral for loaned
securities, at cost	—	—	3,095,697
Δ Foreign currencies, at cost	26,094,519	66,987	4,789,157

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware International Funds	Six months ended May 31, 2021 (Unaudited)

		Delaware	Delaware
	Delaware Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Investment Income:
Dividends	$53,767,322	$678,431	$6,093,983
Interest	—	88	4
Securities lending income	—	—	18,375
Foreign tax withheld	(9,087,700)	(69,637)	(837,300)
	44,679,622	608,882	5,275,062

Expenses:
Management fees	37,708,372	511,824	1,464,372
Distribution expenses — Class A	516,938	10,769	82,629
Distribution expenses — Class C	646,892	14,321	29,195
Distribution expenses — Class R	106,208	511	10,516
Dividend disbursing and transfer agent fees and expenses	3,309,127	64,589	171,859
Custodian fees	1,448,802	32,921	41,433
Accounting and administration expenses	538,501	28,820	46,251
Reports and statements to shareholders expenses	250,598	10,821	21,474
Legal fees	163,219	3,837	9,846
Trustees’ fees and expenses	130,751	2,403	6,862
Registration fees	130,536	43,536	46,036
Audit and tax fees	25,406	22,086	38,055
Other	64,071	14,012	10,599
	45,039,421	760,450	1,979,127
Less expenses waived	(279,341)	(82,160)	(340,198)
Less expenses paid indirectly	(866)	(32)	(165)
Total operating expenses	44,759,214	678,258	1,638,764
Net Investment Income (Loss)	(79,592)	(69,376)	3,636,298

		Delaware	Delaware
	Delaware Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Net Realized and Unrealized Gain
(Loss):
Net realized gain (loss) on:
Investments	$(140,759,965)	$16,036,093	$13,488,922
Foreign currencies	(218,110)	(5,204)	7,217
Foreign currency exchange contracts	63,081	(138,430)	(53,059)
Net realized gain (loss)	(140,914,994)	15,892,459	13,443,080

Net change in unrealized appreciation
(depreciation) of:
Investments[1]	1,101,778,723	(821,767)	31,362,234
Foreign currencies	(69,866)	(70,272)	(8,922)
Foreign currency exchange contracts	(288)	(11)	(4,714)
Net change in unrealized appreciation
(depreciation)	1,101,708,569	(892,050)	31,348,598
Net Realized and Unrealized Gain	960,793,575	15,000,409	44,791,678
Net Increase in Net Assets Resulting
from Operations	$960,713,983	$14,931,033	$48,427,976

[1]	Includes $17,558,898 increase in capital gains tax accrued for Delaware Emerging Markets Fund. Includes $106,029 increase in capital gains tax accrued for Delaware International Small Cap Fund.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(79,592)	$22,775,764
Net realized gain (loss)	(140,914,994)	60,472,633
Net change in unrealized appreciation (depreciation)	1,101,708,569	962,217,181
Net increase in net assets resulting from operations	960,713,983	1,045,465,578

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,191,613)	(2,106,361)
Class C	(777,266)	—
Class R	(233,457)	(134,733)
Institutional Class	(31,453,917)	(32,655,147)
Class R6	(9,680,857)	(9,240,260)
	(44,337,110)	(44,136,501)

Capital Share Transactions:
Proceeds from shares sold:
Class A	57,888,405	76,335,194
Class C	14,149,361	7,687,667
Class R	5,053,748	6,538,377
Institutional Class	933,227,342	1,160,950,980
Class R6	370,804,811	277,336,004
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,086,866	1,975,692
Class C	767,990	—
Class R	233,456	134,501
Institutional Class	28,046,095	28,322,042
Class R6	6,192,889	4,324,074
	1,418,450,963	1,563,604,531

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(51,421,915)	$(126,070,388)
Class C	(22,282,174)	(46,172,300)
Class R	(7,163,961)	(20,009,580)
Institutional Class	(614,007,067)	(1,656,472,701)
Class R6	(174,280,588)	(337,875,551)
	(869,155,705)	(2,186,600,520)
Increase (decrease) in net assets derived from capital share
transactions	549,295,258	(622,995,989)
Net Increase in Net Assets	1,465,672,131	378,333,088

Net Assets:
Beginning of period	5,730,844,856	5,352,511,768
End of period	$7,196,516,987	$5,730,844,856

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Small Cap Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(69,376)	$206,308
Net realized gain	15,892,459	6,805,352
Net change in unrealized appreciation (depreciation)	(892,050)	12,304,635
Net increase in net assets resulting from operations	14,931,033	19,316,295

Dividends and Distributions to Shareholders from:
Distributable earnings:
Institutional Class	—	(202,016)
Class R6	—	(7,968)
Return of capital:
Institutional Class	—	(20,169)
Class R6	—	(2,752)
	—	(232,905)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,980,571	1,273,028
Class C	43,195	422,284
Class R	5,051	201,431
Institutional Class	6,338,390	15,641,483
Class R6	7,610,971	9,711,200
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Institutional Class	—	202,956
Class R6	—	4,763
	15,978,178	27,457,145

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,007,890)	$(6,084,064)
Class C	(976,916)	(1,406,868)
Class R	(218,038)	(8,104)
Institutional Class	(16,394,420)	(57,306,700)
Class R6	(162,248)	(3,006,521)
	(18,759,512)	(67,812,257)
Decrease in net assets derived from capital share
transactions	(2,781,334)	(40,355,112)
Net Increase (Decrease) in Net Assets	12,149,699	(21,271,722)

Net Assets:
Beginning of period	114,782,989	136,054,711
End of period	$126,932,688	$114,782,989

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Value Equity Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Increase in Net Assets from Operations:
Net investment income	$3,636,298	$2,798,511
Net realized gain	13,443,080	437,909
Net change in unrealized appreciation (depreciation)	31,348,598	6,710,802
Net increase in net assets resulting from operations	48,427,976	9,947,222

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(962,403)	(1,689,196)
Class C	(45,886)	(164,835)
Class R	(40,540)	(82,337)
Institutional Class	(4,611,994)	(6,547,235)
Class R6	(30,364)	(60,572)
	(5,691,187)	(8,544,175)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,481,752	8,432,761
Class C	258,196	893,450
Class R	2,534,230	1,512,848
Institutional Class	41,855,720	105,325,379
Class R6	54,156	259,964
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	943,519	1,649,987
Class C	45,884	164,645
Class R	40,540	82,336
Institutional Class	4,604,032	6,527,472
Class R6	5,491	56,322
	58,823,520	124,905,164

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,259,385)	$(12,515,028)
Class C	(1,631,676)	(3,325,090)
Class R	(683,923)	(2,174,632)
Institutional Class	(51,366,239)	(94,119,755)
Class R6	(13,206)	(786,459)
	(59,954,429)	(112,920,964)
Increase (decrease) in net assets derived from capital share
transactions	(1,130,909)	11,984,200
Net Increase in Net Assets	41,605,880	13,387,247

Net Assets:
Beginning of period	319,058,652	305,671,405
End of period	$360,664,532	$319,058,652

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]		Year ended
(Unaudited)		11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$23.67		$19.13	$17.53	$20.10	$14.57	$12.80

(0.03)		0.04	0.11	0.07	0.19	0.05
3.91		4.62	1.55	(2.32)	5.44	1.72
3.88		4.66	1.66	(2.25)	5.63	1.77

—		(0.12)	(0.06)	(0.32)	(0.10)	—	[3]
(0.14)		—	—	—	—	—
(0.14)		(0.12)	(0.06)	(0.32)	(0.10)	—

$27.41		$23.67	$19.13	$17.53	$20.10	$14.57

16.46%	[5]	24.44% [5]	9.50%	(11.40% )	38.94% [5]	13.87%	[5]

$430,324		$364,314	$346,732	$353,094	$463,441	$461,124
1.57%		1.62%	1.63%	1.63%	1.66%	1.74%
1.58%		1.63%	1.63%	1.63%	1.66%	1.78%
(0.23%	)	0.21%	0.62%	0.35%	1.10%	0.35%
(0.24%	)	0.20%	0.62%	0.35%	1.10%	0.31%
3%		5%	10%	11%	11%	25%

Financial highlights
Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]		Year ended
(Unaudited)		11/30/20		11/30/19		11/30/18	11/30/17	11/30/16
$21.83		$17.67		$16.26		$18.68	$13.56	$12.00

(0.12)		(0.10)		(0.02)		(0.07)	0.06	(0.05)
3.60		4.26		1.43		(2.16)	5.07	1.61
3.48		4.16		1.41		(2.23)	5.13	1.56

—		—		—		(0.19)	(0.01)	—
(0.14)		—		—		—	—	—
(0.14)		—		—		(0.19)	(0.01)	—

$25.17		$21.83		$17.67		$16.26	$18.68	$13.56

16.01%	[4]	23.54%	[4]	8.67%		(12.05% )	37.87% [4]	13.00%	[4]

$129,788		$118,977		$135,346		$152,857	$190,227	$120,306
2.32%		2.37%		2.38%		2.38%	2.41%	2.49%
2.33%		2.38%		2.38%		2.38%	2.41%	2.53%
(0.98%	)	(0.54%	)	(0.13%	)	(0.40% )	0.35%	(0.40%	)
(0.99%	)	(0.55%	)	(0.13%	)	(0.40% )	0.35%	(0.44%	)
3%		5%		10%		11%	11%	25%

Financial highlights
Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]		Year ended
(Unaudited)		11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$23.82		$19.25	$17.62	$20.21	$14.66	$12.90

(0.06)		(0.01)	0.07	0.02	0.15	0.02
3.94		4.64	1.56	(2.34)	5.47	1.74
3.88		4.63	1.63	(2.32)	5.62	1.76

—		(0.06)	— [3]	(0.27)	(0.07)	—
(0.14)		—	—	—	—	—
(0.14)		(0.06)	—	(0.27)	(0.07)	—

$27.56		$23.82	$19.25	$17.62	$20.21	$14.66

16.36%	[5]	24.11% [5]	9.28%	(11.64% )	38.51% [5]	13.64% [5]

$42,830		$38,689	$43,962	$48,875	$61,735	$36,591
1.82%		1.87%	1.88%	1.88%	1.91%	1.99%
1.83%		1.88%	1.88%	1.88%	1.91%	2.03%
(0.48%	)	(0.04%)	0.37%	0.10%	0.85%	0.10%
(0.49%	)	(0.05%)	0.37%	0.10%	0.85%	0.06%
3%		5%	10%	11%	11%	25%

Financial highlights
Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$23.85	$19.27	$17.67	$20.26	$14.69	$12.90

— [3]	0.09	0.16	0.12	0.25	0.08
3.95	4.66	1.55	(2.34)	5.46	1.75
3.95	4.75	1.71	(2.22)	5.71	1.83

(0.04)	(0.17)	(0.11)	(0.37)	(0.14)	(0.04)
(0.14)	—	—	—	—	—
(0.18)	(0.17)	(0.11)	(0.37)	(0.14)	(0.04)

$27.62	$23.85	$19.27	$17.67	$20.26	$14.69

16.65% [5]	24.76% [5]	9.79%	(11.21% )	39.23% [5]	14.22% [5]

$5,082,915	$4,078,412	$3,826,272	$4,189,528	$3,885,606	$1,346,361
1.32%	1.37%	1.38%	1.38%	1.41%	1.49%
1.33%	1.38%	1.38%	1.38%	1.41%	1.53%
0.02%	0.46%	0.87%	0.60%	1.35%	0.60%
0.01%	0.45%	0.87%	0.60%	1.35%	0.56%
3%	5%	10%	11%	11%	25%

Financial highlights
Delaware Emerging Markets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					5/2/16[1]
5/31/21[2]	Year ended				to
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$23.88	$19.28	$17.69	$20.27	$14.69	$13.55

0.02	0.12	0.18	0.14	0.28	0.08
3.95	4.66	1.54	(2.33)	5.45	1.06
3.97	4.78	1.72	(2.19)	5.73	1.14

(0.07)	(0.18)	(0.13)	(0.39)	(0.15)	—
(0.14)	—	—	—	—	—
(0.21)	(0.18)	(0.13)	(0.39)	(0.15)	—

$27.64	$23.88	$19.28	$17.69	$20.27	$14.69

16.70% [5]	24.93% [5]	9.84%	(11.04% )	39.43% [5]	8.41% [5]

$1,510,660	$1,130,453	$1,000,200	$391,408	$140,119	$268
1.22%	1.25%	1.26%	1.26%	1.28%	1.32%
1.23%	1.26%	1.26%	1.26%	1.28%	1.37%
0.12%	0.58%	0.99%	0.72%	1.47%	0.85%
0.11%	0.57%	0.99%	0.72%	1.47%	0.80%
3%	5%	10%	11%	11%	25% [7]

Financial highlights
Delaware International Small Cap Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20		11/30/19		11/30/18	11/30/17	11/30/16
$8.63	$7.07		$6.66		$7.99	$19.03	$19.78

(0.02)	—	[3]	0.01		0.01	(0.02)	(0.02)
1.15	1.56		0.40		(1.02)	1.86	(0.06)
1.13	1.56		0.41		(1.01)	1.84	(0.08)

—	—		—		(0.32)	(12.88)	(0.67)
—	—		—		(0.32)	(12.88)	(0.67)

$9.76	$8.63		$7.07		$6.66	$7.99	$19.03

13.09%	22.07%		6.16%		(13.19% )	39.78%	(0.38% )

$9,502	$7,499		$10,934		$10,154	$12,377	$15,158
1.35%	1.35%		1.34%		1.34%	1.38%	1.48%
1.49%	1.52%		1.55%		1.72%	2.48%	1.51%
(0.34% )	(0.04%	)	0.16%		0.13%	(0.22% )	(0.09% )
(0.48% )	(0.21%	)	(0.05%	)	(0.25% )	(1.32% )	(0.12% )
54%	66%		97%		106%	142%	66%

Financial highlights
Delaware International Small Cap Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20		11/30/19		11/30/18	11/30/17	11/30/16
$7.16	$5.91		$5.61		$6.83	$18.24	$19.13

(0.04)	(0.05)		(0.03)		(0.04)	(0.06)	(0.15)
0.95	1.30		0.33		(0.86)	1.53	(0.07)
0.91	1.25		0.30		(0.90)	1.47	(0.22)

—	—		—		(0.32)	(12.88)	(0.67)
—	—		—		(0.32)	(12.88)	(0.67)

$8.07	$7.16		$5.91		$5.61	$6.83	$18.24

12.71%	21.15%		5.35%		(13.86% )	38.77%	(1.15% )

$2,533	$3,106		$3,541		$4,698	$5,199	$4,417
2.10%	2.10%		2.09%		2.09%	2.13%	2.23%
2.24%	2.27%		2.30%		2.47%	3.23%	2.26%
(1.09% )	(0.79%	)	(0.59%	)	(0.62% )	(0.97% )	(0.84% )
(1.23% )	(0.96%	)	(0.80%	)	(1.00% )	(2.07% )	(0.87% )
54%	66%		97%		106%	142%	66%

Financial highlights
Delaware International Small Cap Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20		11/30/19		11/30/18	11/30/17	11/30/16
$8.14	$6.68		$6.31		$7.61	$18.77	$19.57

(0.03)	(0.02)		(0.01)		(0.01)	(0.03)	(0.06)
1.09	1.48		0.38		(0.97)	1.75	(0.07)
1.06	1.46		0.37		(0.98)	1.72	(0.13)

—	—		—		(0.32)	(12.88)	(0.67)
—	—		—		(0.32)	(12.88)	(0.67)

$9.20	$8.14		$6.68		$6.31	$7.61	$18.77

13.02%	21.86%		5.86%		(13.47% )	39.45%	(0.65% )

$160	$340		$98		$87	$92	$51
1.60%	1.60%		1.59%		1.59%	1.63%	1.73%
1.74%	1.77%		1.80%		1.97%	2.73%	1.76%
(0.59% )	(0.29%	)	(0.09%	)	(0.12% )	(0.47% )	(0.34% )
(0.73% )	(0.46%	)	(0.30%	)	(0.50% )	(1.57% )	(0.37% )
54%	66%		97%		106%	142%	66%

Financial highlights
Delaware International Small Cap Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]		Year ended
(Unaudited)		11/30/20	11/30/19	11/30/18	11/30/17		11/30/16
$9.07		$7.43	$6.98	$8.34	$19.27		$19.97

—	[3]	0.02	0.03	0.03	—	[3]	0.03
1.21		1.63	0.42	(1.07)	1.95		(0.06)
1.21		1.65	0.45	(1.04)	1.95		(0.03)

—		(0.01)	—	—	—		—
—		—	—	(0.32)	(12.88)		(0.67)
—		— [3]	—	—	—		—
—		(0.01)	—	(0.32)	(12.88)		(0.67)

$10.28		$9.07	$7.43	$6.98	$8.34		$19.27

13.34%		22.30%	6.45%	(12.99% )	40.06%		(0.12% )

$92,898		$91,340	$117,702	$60,124	$14,025		$17,958
1.10%		1.10%	1.09%	1.09%	1.13%		1.23%
1.24%		1.27%	1.30%	1.47%	2.23%		1.26%
(0.09%	)	0.21%	0.41%	0.38%	0.03%		0.16%
(0.23%	)	0.04%	0.20%	0.00%	(1.07%	)	0.13%
54%		66%	97%	106%	142%		66%

Financial highlights
Delaware International Small Cap Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				6/30/17[1]
5/31/21[2]	Year ended			to
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17
$9.10	$7.45	$6.99	$8.35	$7.07

— [4]	0.02	0.04	0.04	—	[4]
1.22	1.65	0.42	(1.08)	1.28
1.22	1.67	0.46	(1.04)	1.28

—	(0.02)	—	—	—
—	—	—	(0.32)	—
—	— [5]	—	—	—
—	(0.02)	—	(0.32)	—
$10.32	$9.10	$7.45	$6.99	$8.35
13.41%	22.48%	6.58%	(12.98% )	18.11%

$21,840	$12,498	$3,780	$2,676	$2
1.00%	1.00%	1.00%	1.00%	1.00%
1.14%	1.17%	1.21%	1.38%	2.28%
0.01%	0.31%	0.50%	0.47%	(0.08%	)
(0.13% )	0.14%	0.29%	0.09%	(1.36%	)
54%	66%	97%	106%	142%	[8]

Financial highlights
Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Funds’ portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Funds’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19		11/30/18	11/30/17	11/30/16
$14.82	$14.66	$13.53		$15.66	$12.94	$12.96

0.15	0.11	0.19		0.29	0.24	0.19
2.06	0.43	1.23		(2.19)	2.75	(0.05)
2.21	0.54	1.42		(1.90)	2.99	0.14

(0.13)	(0.18)	(0.29)		(0.23)	(0.27)	(0.16)
(0.11)	(0.20)	—		—	—	—
(0.24)	(0.38)	(0.29)		(0.23)	(0.27)	(0.16)

$16.79	$14.82	$14.66		$13.53	$15.66	$12.94

15.07% [4]	3.80% [4]	10.94%	[4]	(12.32% )	23.53%	1.15%

$71,172	$59,692	$62,035		$63,604	$68,412	$54,967
1.13%	1.26%	1.34%		1.33%	1.35%	1.36%
1.33%	1.35%	1.35%		1.33%	1.35%	1.36%
1.93%	0.81%	1.35%		1.93%	1.65%	1.50%
1.73%	0.72%	1.34%		1.93%	1.65%	1.50%
25%	36%	143%	[6]	13%	15%	13%

Financial highlights
Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Funds’ portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Funds’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19		11/30/18	11/30/17	11/30/16
$14.63	$14.48	$13.25		$15.36	$12.69	$12.71

0.09	0.01	0.08		0.16	0.13	0.09
2.03	0.42	1.25		(2.15)	2.72	(0.04)
2.12	0.43	1.33		(1.99)	2.85	0.05

—	(0.08)	(0.10)		(0.12)	(0.18)	(0.07)
(0.11)	(0.20)	—		—	—	—
(0.11)	(0.28)	(0.10)		(0.12)	(0.18)	(0.07)

$16.64	$14.63	$14.48		$13.25	$15.36	$12.69

14.57% [4]	3.01% [4]	10.18%	[4]	(13.04% )	22.71%	0.36%

$5,551	$6,127	$8,562		$8,734	$21,505	$21,672
1.88%	2.01%	2.09%		2.08%	2.10%	2.11%
2.08%	2.10%	2.10%		2.08%	2.10%	2.11%
1.18%	0.06%	0.60%		1.18%	0.90%	0.75%
0.98%	(0.03% )	0.59%		1.18%	0.90%	0.75%
25%	36%	143%	[6]	13%	15%	13%

Financial highlights
Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Funds’ portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Funds’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19		11/30/18	11/30/17	11/30/16
$14.76	$14.60	$13.46		$15.59	$12.88	$12.90

0.13	0.08	0.15		0.25	0.20	0.16
2.06	0.42	1.24		(2.19)	2.75	(0.05)
2.19	0.50	1.39		(1.94)	2.95	0.11

(0.10)	(0.14)	(0.25)		(0.19)	(0.24)	(0.13)
(0.11)	(0.20)	—		—	—	—
(0.21)	(0.34)	(0.25)		(0.19)	(0.24)	(0.13)

$16.74	$14.76	$14.60		$13.46	$15.59	$12.88

14.95% [4]	3.53% [4]	10.72%	[4]	(12.58% )	23.26%	0.88%

$5,276	$2,845	$3,472		$3,508	$3,440	$1,578
1.38%	1.51%	1.59%		1.58%	1.60%	1.61%
1.58%	1.60%	1.60%		1.58%	1.60%	1.61%
1.68%	0.56%	1.10%		1.68%	1.40%	1.25%
1.48%	0.47%	1.09%		1.68%	1.40%	1.25%
25%	36%	143%	[6]	13%	15%	13%

Financial highlights
Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Funds’ portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Funds’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19		11/30/18	11/30/17	11/30/16
$14.90	$14.74	$13.60		$15.74	$13.00	$13.02

0.17	0.15	0.22		0.33	0.28	0.22
2.06	0.43	1.25		(2.20)	2.76	(0.04)
2.23	0.58	1.47		(1.87)	3.04	0.18

(0.16)	(0.22)	(0.33)		(0.27)	(0.30)	(0.20)
(0.11)	(0.20)	—		—	—	—
(0.27)	(0.42)	(0.33)		(0.27)	(0.30)	(0.20)

$16.86	$14.90	$14.74		$13.60	$15.74	$13.00

15.19% [4]	4.04% [4]	11.29%	[4]	(12.11% )	23.87%	1.41%

$276,823	$248,810	$229,511		$220,747	$226,644	$165,361
0.88%	1.01%	1.09%		1.08%	1.10%	1.11%
1.08%	1.10%	1.10%		1.08%	1.10%	1.11%
2.18%	1.06%	1.60%		2.18%	1.90%	1.75%
1.98%	0.97%	1.59%		2.18%	1.90%	1.75%
25%	36%	143%	[6]	13%	15%	13%

Financial highlights
Delaware International Value Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Funds’ portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Funds’ portfolio managers and associated repositioning.
[8]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				3/29/18[1]
5/31/21[2]	Year ended			to
(Unaudited)	11/30/20	11/30/19		11/30/18
$14.91	$14.74	$13.60		$15.36

0.18	0.15	0.24		0.25
2.06	0.45	1.24		(2.01)
2.24	0.60	1.48		(1.76)

(0.18)	(0.23)	(0.34)		—
(0.11)	(0.20)	—		—
(0.29)	(0.43)	(0.34)		—
$16.86	$14.91	$14.74		$13.60
15.19% [5]	4.14% [5]	11.36%	[5]	(11.46% )

$1,843	$1,585	$2,091		$2
0.88%	0.95%	1.03%		1.02%
1.08%	1.02%	1.03%		1.02%
2.18%	1.12%	1.66%		2.47%
1.98%	1.05%	1.66%		2.47%
25%	36%	143%	[7]	13% [8]

Notes to financial statements
Delaware International Funds	May 31, 2021 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by DDLP.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing.) Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended May 31, 2021 and for all open tax years (years ended November 30, 2017–November 30, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended May 31, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Funds may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Funds may invest include ETFs. A Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the

Notes to financial statements
Delaware International Funds

1. Significant Accounting Policies (continued)

exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2021.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Emerging Markets Fund	$866
Delaware International Small Cap Fund	32
Delaware International Value Equity Fund	165

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Emerging	Delaware International	Delaware International
	Markets Fund	Small Cap Fund	Value Equity Fund
On the first $500 million	1.2500%	0.8500%	0.8500%
On the next $500 million	1.2000%	0.8000%	0.8000%
On the next $1.5 billion	1.1500%	0.7500%	0.7500%
In excess of $2.5 billion	1.1000%	0.7000%	0.7000%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following specified percentages of average daily net assets of each Fund. The expense waivers were in effect from December 1, 2020 through May 31, 2021.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Funds and may be terminated only by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Operating expense
limitation as
a percentage
of average
Fund	daily net assets
Delaware Emerging Markets Fund	1.32%[1]
Delaware International Small Cap Fund	1.12%[2]
Delaware International Value Equity Fund	0.88%[3]

[1]	The expense limitation is 1.20% for Class R6 shares.
[2]	The expense limitation is 1.00% for Class R6 shares.
[3]	The expense limitation is 0.82% for Class R6 shares.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Emerging Markets Fund	$114,399
Delaware International Small Cap Fund	4,021
Delaware International Value Equity Fund	7,796

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Emerging Markets Fund	$280,521
Delaware International Small Cap Fund	5,063
Delaware International Value Equity Fund	14,486

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended May 31, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Emerging Markets Fund	$97,043
Delaware International Small Cap Fund	2,315
Delaware International Value Equity Fund	5,754

For the six months ended May 31, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Emerging Markets Fund	$27,826
Delaware International Small Cap Fund	1,243
Delaware International Value Equity Fund	1,830

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended May 31, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Emerging Markets Fund	$14	$3,693
Delaware International Small Cap Fund	—	29
Delaware International Value Equity Fund	1	15

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________
*	The aggregate contractual waiver period covering this report is from March 30, 2021 through March 31, 2022.

3. Investments

For the six months ended May 31, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Emerging Markets Fund	$601,717,633	$199,207,334
Delaware International Small Cap Fund	63,311,810	65,533,515
Delaware International Value Equity Fund	84,984,782	90,347,680

At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Delaware
Emerging
Markets
Fund	$4,693,826,808	$3,074,886,002	$(602,252,180)	$2,472,633,822
Delaware
International
Small Cap
Fund	96,973,718	32,815,730	(2,707,368)	30,108,362
Delaware
International
Value Equity
Fund	313,769,265	59,632,321	(14,023,394)	45,608,927

At November 30, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware International
Small Cap Fund	$14,868,377	$—	$14,868,377

Delaware Emerging Markets Fund and Delaware International Value Equity Fund had no capital loss carryforwards.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements
Delaware International Funds

3. Investments (continued)

circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2021:

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Argentina	$15,668,653	$983,891	$—	$16,652,544
Bahrain	—	1,891,243	—	1,891,243
Brazil	367,701,970	—	—	367,701,970
Chile	50,292,035	—	—	50,292,035
China	2,412,365,197	—	—	2,412,365,197
Hong Kong	3,153,558	—	—	3,153,558
India	586,966,855	—	137,873	587,104,728
Indonesia	45,801,153	—	—	45,801,153
Malaysia	1,706,786	—	—	1,706,786
Mexico	267,292,734	—	—	267,292,734
Peru	37,064,448	—	—	37,064,448
Philippines	—	—	13,840,342	13,840,342
Republic of Korea	1,294,722,763	—	—	1,294,722,763
Russia	329,511,040	2,597,369	50,789,402	382,897,811
South Africa	53,375,979	—	—	53,375,979
Taiwan	1,019,757,735	—	—	1,019,757,735
Turkey	44,827,546	—	—	44,827,546
United Kingdom	5,898,575	—	—	5,898,575
United States	294,865,526	—	—	294,865,526
Exchange-Traded Fund	6,656,006	—	—	6,656,006
Participation Notes	—	—	—	—
Preferred Stock[1]	129,123,785	—	23,198,580	152,322,365
Warrant	—	—	—	—
Short-Term Investments	106,271,010	—	—	106,271,010
Total Value of Securities	$7,073,023,354	$5,472,503	$87,966,197	$7,166,462,054

Derivatives[2]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,424)	$—	$(1,424)

[1]

Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 3 investments represent 84.77% and 15.23%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments and Level 3 investments represent investments without observable inputs.

Notes to financial statements
Delaware International Funds

3. Investments (continued)

[2]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware International Small Cap Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Argentina	$1,995,312	$—	$—	$1,995,312
Australia	7,310,154	—	—	7,310,154
Austria	505,112	—	—	505,112
Belgium	1,573,630	—	—	1,573,630
Brazil	3,923,381	—	—	3,923,381
Canada	13,156,668	—	—	13,156,668
Chile	980,879	—	—	980,879
China	1,659,203	—	—	1,659,203
Denmark	904,054	—	—	904,054
Finland	1,583,131	—	—	1,583,131
France	678,739	—	—	678,739
Germany	15,462,578	—	—	15,462,578
India	4,215,460	—	—	4,215,460
Ireland	1,661,194	—	—	1,661,194
Italy	2,304,887	—	—	2,304,887
Japan	18,555,685	—	—	18,555,685
Mexico	1,241,264	—	—	1,241,264
Netherlands	1,602,129	—	—	1,602,129
Norway	1,315,267	—	—	1,315,267
Republic of Korea	8,113,406	—	—	8,113,406
Russia	1,067,044	—	1,498,098	2,565,142
South Africa	1,423,148	—	—	1,423,148
Sweden	4,255,771	—	—	4,255,771
Taiwan	2,856,675	—	—	2,856,675
United Kingdom	23,714,440	—	—	23,714,440
Preferred Stock	1,705,607	—	—	1,705,607
Short-Term Investments	1,819,175	—	—	1,819,175
Total Value of Securities	$125,583,993	$—	$1,498,098	$127,082,091

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(11)	$—	$(11)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware International Value Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$351,047,797	$—	$351,047,797
Exchange-Traded Funds	5,243,750	—	5,243,750
Securities Lending Collateral	—	3,095,697	3,095,697
Total Value of Securities	$356,291,547	$3,095,697	$359,387,244

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$980	$980
Liabilities:
Foreign Currency Exchange Contracts	$—	$(10,032)	$(10,032)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.

During the six months ended May 31, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

During the six months ended May 31, 2021, Delaware International Value Equity Fund had no Level 3 investments.

Notes to financial statements
Delaware International Funds

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Delaware Emerging Markets Fund and Delaware International Small Cap Fund:

	Delaware Emerging Markets Fund
	Common Stock	Preferred Stock	Total
Balance as of 11/30/20	$39,335,917	$22,512,036	$61,847,953
Purchases	13,979,920	—	13,979,930
Net change in unrealized appreciation
(depreciation)	11,451,779	686,544	12,138,323
Balance as of 5/31/21	$64,767,616	$23,198,580	$87,966,196
Net change in unrealized appreciation
(depreciation)
from Level 3 investments still held as of
5/31/21	$11,451,779	$686,544	$12,138,323

Delaware International Small Cap Fund
Common Stock
Balance as of 11/30/20	$1,202,821
Purchases	188,861
Sales	(56,400)
Net realized gain (loss)	(2,001)
Net change in unrealized appreciation (depreciation)	164,818
Balance as of 5/31/21	$1,498,099
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 5/31/21	$164,818

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging		Delaware International		Delaware International
	Markets Fund		Small Cap Fund		Value Equity Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	5/31/21	11/30/20	5/31/21	11/30/20	5/31/21	11/30/20
Shares sold:
Class A	2,151,577	3,800,155	211,205	166,626	550,948	601,892
Class C	567,108	416,232	5,617	68,599	16,536	66,004
Class R	187,007	336,451	576	28,214	163,660	108,335
Institutional Class	34,539,920	59,484,711	645,387	2,181,691	2,675,364	7,806,680
Class R6	13,619,559	14,167,608	760,510	1,256,101	3,501	18,747

Shares issued upon reinvestment of dividends and distributions:
Class A	83,142	96,611	—	—	61,789	114,423
Class C	33,203	—	—	—	3,021	11,490
Class R	9,242	6,517	—	—	2,660	5,718
Institutional Class	1,109,857	1,376,861	—	26,670	300,524	451,416
Class R6	245,069	210,213	—	625	358	3,895
	52,545,684	79,895,359	1,623,295	3,728,526	3,778,361	9,188,600

Shares redeemed:
Class A	(1,930,207)	(6,631,977)	(107,195)	(844,513)	(400,518)	(920,232)
Class C	(895,900)	(2,624,550)	(125,734)	(234,152)	(104,837)	(250,099)
Class R	(266,238)	(1,003,053)	(24,904)	(1,161)	(43,779)	(159,139)
Institutional Class	(22,596,449)	(88,414,469)	(1,675,818)	(7,990,035)	(3,254,678)	(7,133,324)
Class R6	(6,546,469)	(18,905,111)	(16,706)	(390,839)	(845)	(58,176)
	(32,235,263)	(117,579,160)	(1,950,357)	(9,460,700)	(3,804,657)	(8,520,970)
Net increase (decrease)	20,310,421	(37,683,801)	(327,062)	(5,732,174)	(26,296)	667,630

Notes to financial statements
Delaware International Funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the prior page and on the “Statements of changes in net assets.” For the six months ended May 31, 2021 and the year ended November 30, 2020, each Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Delaware Emerging Markets Fund
Six months ended
5/31/21	20,120	17,768	67,376	2,846	16,847	7,381	82,313	$3,045,044
Year ended
11/30/20	61,268	39,452	16,653	59,883	19,261	136,534	18,093	3,448,082
Delaware International Small Cap Fund
Six months ended
5/31/21	—	12,240	—	—	10,141	—	—	95,148
Year ended
11/30/20	1,259	1,133	—	—	943	1,198	—	16,136
Delaware International Value Equity Fund
Six months ended
5/31/21	1,632	17,423	—	—	17,321	1,626	—	294,509
Year ended
11/30/20	1	5,003	—	—	4,951	1	—	68,444

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

Each Fund had no amounts outstanding as of May 31, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended May 31, 2021, Delaware Emerging Markets Fund and Delaware International Small Cap Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between trade date and settlement date.

During the six months ended May 31, 2021, the Funds experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”

Notes to financial statements
Delaware International Funds

6. Derivatives (continued)

The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2021:

		Long Derivative Volume
	Delaware Emerging	Delaware International	Delaware International
	Markets Fund	Small Cap Fund	Value Equity Fund
Foreign currency exchange
contracts (average
notional value)	$1,297,583	$343,014	$562,966

		Short Derivative Volume
	Delaware Emerging	Delaware International	Delaware International
	Markets Fund	Small Cap Fund	Value Equity Fund
Foreign currency exchange
contracts (average
notional value)	$677,813	$407,462	$535,162

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define their contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2021, each Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Emerging Markets Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$—	$(1424)	$(1424)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New
York Mellon	$(1424)	$—	$—	$—	$—	$(1424)

Delaware International Small Cap Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$—	$(11)	$(11)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New
York Mellon	$(11)	$—	$—	$—	$—	$(11)

Delaware International Value Equity Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$980	$(10,032)	$(9,052)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New
York Mellon	$(9,052)	$—	$—	$—	$—	$(9,052)

Securities Lending

Securities lending transactions are entered into by the Funds under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 8).

Notes to financial statements
Delaware International Funds

7. Offsetting (continued)

As of May 31, 2021, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Delaware International Value Equity Fund

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received(a)	Received	Received	Net Exposure(b)
BNY Mellon	$3,042,953	$(3,042,953)	$—	$(3,042,953)	$—

(a)	The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of May 31, 2021, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2021:

	Overnight
Securities Lending	and	Under	Between	Over
Transactions	continuous	30 days	30 & 90 days	90 Days	Total
Certificates of Deposit and Repurchase Agreements	$3,095,697	$—	$—	$—	$3,095,697

At May 31, 2021, the value of securities on loan for Delaware International Value Equity Fund was $3,042,953, for which the Fund received cash collateral of $3,095,697. At May 31, 2021, the value of invested collateral was $3,095,697. Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

During the six months ended May 31, 2021, Delaware Emerging Markets Fund and Delaware International Small Cap Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak

Notes to financial statements
Delaware International Funds

9. Credit and Market Risk (continued)

of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Delaware Emerging Markets Fund invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Fund’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Delaware International Funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	Frances A.	Christianna Wood
President and	Former Chief Executive	Sevilla-Sacasa	Chief Executive Officer
Chief Executive Officer	Officer	Former Chief Executive	and President
Delaware Funds®	Private Wealth Management	Officer	Gore Creek Capital, Ltd.
by Macquarie	J.P. Morgan Chase & Co.	Banco Itaú International	Golden, CO
Philadelphia, PA	New York, NY	Miami, FL	Janet L. Yeomans
Jerome D. Abernathy	Joseph W. Chow	Thomas K. Whitford	Former Vice President and
Managing Member,	Former Executive Vice	Former Vice Chairman	Treasurer
Stonebrook Capital	President	PNC Financial Services	3M Company
Management, LLC	State Street Corporation	Group	St. Paul, MN
Jersey City, NJ	Boston, MA	Pittsburgh, PA
Thomas L. Bennett	John A. Fry
Chairman of the Board	President
Delaware Funds	Drexel University
by Macquarie	Philadelphia, PA
Private Investor
Rosemont, PA

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Senior Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2021